Fair Value Measurements Fair Value Disclosure, Additional Information (Details) ¥ in Billions	12 Months Ended
	Sep. 30, 2014 USD ($) Swap	Sep. 30, 2015 USD ($) Swap	Sep. 30, 2015 JPY (¥) Swap	Sep. 30, 2014 JPY (¥) Swap	Jun. 30, 2014 USD ($) Swap	Mar. 31, 2014	Sep. 30, 2013 USD ($) Swap	Mar. 31, 2011 USD ($) Swap
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Number of fixed to floating interest rate swaps outstanding | Swap	13	12	12	13
Proceeds from Sale of Available-for-sale Securities, Equity	$ 25,000,000
Debt Instrument, Fair Value Disclosure	$ 6,800,000,000	$ 6,400,000,000
1.75 % Due in 2014
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Debt Instrument, Interest Rate, Stated Percentage						1.75%
7.7 % Due in 2015
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Debt Instrument, Interest Rate, Stated Percentage	7.70%			7.70%
5.5 % Due in 2016
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Debt Instrument, Interest Rate, Stated Percentage	5.50%	5.50%	5.50%	5.50%
2.6 % Due in 2017
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Debt Instrument, Interest Rate, Stated Percentage	2.60%	2.60%	2.60%	2.60%
1.4% Due in 2018
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Debt Instrument, Interest Rate, Stated Percentage	1.40%	1.40%	1.40%	1.40%	1.40%
7.125 % Due in 2017
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Debt Instrument, Interest Rate, Stated Percentage	7.125%	7.125%	7.125%	7.125%
Interest rate swaps | 4.875 % Due in 2013
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative, Amount of Hedged Item								$ 300,000,000
Debt Instrument, Interest Rate, Stated Percentage								4.875%
Number of fixed to floating interest rate swaps outstanding | Swap								2
Interest rate swaps | 1.75 % Due in 2014
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative, Amount of Hedged Item								$ 450,000,000
Debt Instrument, Interest Rate, Stated Percentage								1.75%
Number of fixed to floating interest rate swaps outstanding | Swap								5
Interest rate swaps | 7.7 % Due in 2015
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative, Amount of Hedged Item							$ 125,000,000
Debt Instrument, Interest Rate, Stated Percentage							7.70%
Number of fixed to floating interest rate swaps outstanding | Swap							1
Interest rate swaps | 5.5 % Due in 2016
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative, Amount of Hedged Item							$ 800,000,000
Debt Instrument, Interest Rate, Stated Percentage							5.50%
Number of fixed to floating interest rate swaps outstanding | Swap							4
Interest rate swaps | 2.6 % Due in 2017
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative, Amount of Hedged Item					$ 400,000,000
Debt Instrument, Interest Rate, Stated Percentage					2.60%
Number of fixed to floating interest rate swaps outstanding | Swap					4
Interest rate swaps | 1.4% Due in 2018
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative, Amount of Hedged Item					$ 300,000,000
Debt Instrument, Interest Rate, Stated Percentage					1.40%
Number of fixed to floating interest rate swaps outstanding | Swap					3
Interest rate swaps | 7.125 % Due in 2017
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative, Amount of Hedged Item					$ 150,000,000
Debt Instrument, Interest Rate, Stated Percentage					7.125%
Number of fixed to floating interest rate swaps outstanding | Swap					1
Interest rate swaps | 5.8% Due in 2013
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative, Amount of Hedged Item								$ 100,000,000
Debt Instrument, Interest Rate, Stated Percentage								5.80%
Number of fixed to floating interest rate swaps outstanding | Swap								1
Cross Currency Interest Rate Contract [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Number of fixed to floating interest rate swaps outstanding | Swap	4	4	4	4
Derivative, Notional Amount | ¥			¥ 20	¥ 20
Selling, general and administrative
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale Securities, Gross Realized Gains	$ 8,000,000
Unrealized Gains [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale Securities, Accumulated Gross Unrealized Gain (Loss), before Tax	$ 0	$ 0